Impairment of Oil and Gas Properties - Additional Information (Detail)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($) bbl	Jun. 30, 2016 USD ($) bbl	Sep. 30, 2017 USD ($) bbl	Sep. 30, 2016 USD ($) bbl	Dec. 31, 2016 USD ($) bbl	Dec. 31, 2015 USD ($)
Oil Price Per Barrel | bbl			45.16	42.46	42.46	41.97	42.75
Natural Gas Price Per MMBtu | bbl			2.40	2.63	2.63	2.39	2.49
Impairment of Oil and Gas Properties | $	$ 0	$ 800,000	$ 588,073	$ 2,100,000	$ 0	$ 7,444,597	$ 8,032,670	$ 48,930,087
Oil And Natural Gas Properties In PreTax Write Down | $			$ 4,500,000
Future Estimate Cash Flows Discount Percentage					10.00%